Commitments and Contingencies - Schedule of Capital Expenditure Contracted (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Software and AI Platform Development [Member]
Schedule of Capital Expenditure Contracted [Line Items]
Capital expenditure contracted	RM 13,313,961	$ 2,978,848	RM 1,338,535